Report of Directors Corporate Governance - Single total figure of remuneration (Details) - GBP (£)	3 Months Ended	12 Months Ended		36 Months Ended	47 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Mar. 12, 2024	Feb. 28, 2022	Feb. 28, 2021
Disclosure of transactions between related parties [line items]
Retention period		1 year
% of annual incentive in cash		50.00%
% of annual incentive in shares		50.00%
Long-term incentive awards
Disclosure of transactions between related parties [line items]
Share price on date of grant (in gbp per share)								£ 4.26
Sir Noel Quinn
Disclosure of transactions between related parties [line items]
Base salary		£ 914,000	£ 1,336,000
Fixed pay allowance (’FPA’)		1,138,000	1,700,000
Cash in lieu of pension		91,000	134,000
Taxable benefits		66,000	127,000
Non-taxable benefits		60,000	89,000
Total fixed		2,270,000	3,386,000
Annual incentive		1,540,000	2,018,000
Notional returns		56,000	43,000
Replacement award		0	0
Long term incentive		5,298,000	4,949,000
Total variable		6,894,000	7,010,000
Total fixed and variable		£ 9,164,000	10,396,000
Percentage delivered immediately	40.00%	40.00%		40.00%	40.00%
Percentage delivery deferred	60.00%	60.00%		60.00%	60.00%
Georges Elhedery
Disclosure of transactions between related parties [line items]
Base salary		£ 989,000	780,000
Fixed pay allowance (’FPA’)		1,288,000	1,085,000
Cash in lieu of pension		99,000	78,000
Taxable benefits		39,000	4,000
Non-taxable benefits		58,000	52,000
Total fixed		2,473,000	1,999,000
Annual incentive		1,677,000	1,287,000
Notional returns		8,000	6,000
Replacement award		0	0
Long term incentive		1,207,000	0
Total variable		2,891,000	1,293,000
Total fixed and variable		£ 5,364,000	£ 3,292,000
2022 LTI Award | Long-term incentive awards
Disclosure of transactions between related parties [line items]
Share price on date of grant (in gbp per share)							£ 5.380
Average share price (in gbp per share)	£ 7.184
Vesting percentage				75.00%
2022 LTI Award | Sir Noel Quinn | Long-term incentive awards
Disclosure of transactions between related parties [line items]
Share price appreciation					£ 1,330,238
2022 LTI Award | Georges Elhedery | Long-term incentive awards
Disclosure of transactions between related parties [line items]
Share price appreciation					£ 303,006
2021-2023 LTI Awards | Sir Noel Quinn
Disclosure of transactions between related parties [line items]
Share price on date of grant (in gbp per share)			£ 6.192			£ 5.899